Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Redeemable Ordinary Share [Member]
Numerator:
Allocation of net loss, as adjusted		$ (27,343)		$ (1,979,816)
Denominator:
Basic weighted average shares outstanding	2,784,315	7,905,891	23,000,000	23,000,000	2,916,598	23,000,000	5,102,113	23,000,000
Basic net loss per ordinary share	$ (0.07)	$ 0	$ (0.04)	$ (0.09)	$ (0.1)	$ (0.05)	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss, as adjusted		$ (31,508)		$ (784,179)
Denominator:
Basic weighted average shares outstanding	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	9,110,000
Basic net loss per ordinary share	$ (0.07)	$ 0	$ (0.04)	$ (0.09)	$ (0.1)	$ (0.05)	$ (0.02)	$ (0.14)